Note 14 - Income Taxes (Tables)	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30, 2019	Sept. 30, 2018	Sept. 30, 2019	Sept. 30, 2018
Current income tax expense (recovery)	$3,051	$(652)	$3,513	$(1,909)
Deferred tax expense (recovery)	(998)	560	(3,754)	6,500
Provision for (recovery of) income taxes	$2,053	$(92)	$(241)	$4,591